Redeemable Convertible Preferred Stock - Summary of Temporary Equity (Details) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Redeemable convertible preferred stock	$ 218,790	$ 218,787
Series A1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	4,414	4,411
Series A2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	11,438	11,438
Series A3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	19,917	19,917
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	18,671	18,671
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	55,851	55,851
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock	$ 108,499	$ 108,499